SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates and are subject to change in the near term.

Investment Valuation and Income Recognition
Investment Valuation — The Plan’s investments are stated at fair value (see Note 3), except for fully benefit-responsive investment contracts which are reported at contract value (see Note 4). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Income Recognition — Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gains and losses are recorded within net appreciation in fair value of investments in the statement of changes in net assets available for benefits. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants
Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Sponsor deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Payment of Benefits	Payment of Benefits — Benefit payments to participants are recorded upon distribution.
Risks and Uncertainties	Risks and Uncertainties — The Plan invests in various investments. Investments, in general, are exposed to various risks, such as interest rate risk, credit risk and overall market volatility. Global macroeconomic conditions, including international conflicts, could also impact the value of investment securities. Due to the level of risk associated with investments, it is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
Subsequent Events	Subsequent Events — Subsequent events have been evaluated through the issuance date of this report.